Leases - Company's Lease Liabilities (Detail) - MXN ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	$ 2,306	$ 1,596
Lease liabilities	2,135	1,505
Current	472	614
Non-Current	1,663	891
Less than one year
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	568	564
One to three years
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	204	299
More than three years
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	$ 1,534	$ 733